Inventories (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provision For Inventory Obsolescence And Net Realizable Value [Roll Forward]
Opening balance	S/ 9,402	S/ 6,684	S/ 14,055
Additions	3,808	3,183	1,725
Recoveries		(465)	(226)
Disposals			(8,870)
Final balance	S/ 13,210	S/ 9,402	S/ 6,684